Cover	Aug. 03, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity File Number	1-13397
Entity Registrant Name	INGREDION INCORPORATED
Entity Central Index Key	0001046257
Entity Tax Identification Number	22-3514823
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Westbrook Corporate Center
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154-5749
City Area Code	708
Local Phone Number	551-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	INGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false